Investments in Associates and Joint Ventures - Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 2,265,997	¥ 2,002,636
Current assets	466,913	438,241
Including: cash and cash equivalents	86,409	85,954	¥ 123,700	¥ 99,058
Non-current liabilities	627,186	435,556
Current liabilities	661,419	596,430
REVENUE	2,516,810	2,374,934	2,032,298
Depreciation, depletion and amortization	(225,262)	(232,276)	(237,807)
Interest expense	(30,409)	(22,718)	(22,841)
INCOME TAX EXPENSE	(36,199)	(42,790)	(16,296)
Net profit	67,015	73,980	39,395
Total comprehensive income	¥ 75,945	¥ 71,332	38,030
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,750	¥ 1,893
Current assets	8,666	7,313
Including: cash and cash equivalents	1,206	1,368
Non-current liabilities	152	152
Including: Non-current financial liabilities	5	20
Current liabilities	7,349	6,091
Including: Current financial liabilities excluding trade and other payables	3,599	3,796
Net assets	2,915	2,963
Net assets attributable to owners of the Company	2,672	2,702
Group's share of net assets	1,336	1,351
Carrying amount of interest in joint ventures	1,336	1,351
REVENUE	42,116	43,924	31,770
Depreciation, depletion and amortization	(81)	(90)	(93)
Interest income	23	18	12
Interest expense	(88)	(96)	(39)
INCOME TAX EXPENSE	(92)	(37)	(44)
Net profit	142	126	116
Total comprehensive income	169	151	87
Group's share of total comprehensive income	¥ 85	76	43
Dividends received by the Group		¥ 8
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 43,258	¥ 34,584
Current assets	2,680	3,330
Including: cash and cash equivalents	73	81
Non-current liabilities	2,355	2,100
Including: Non-current financial liabilities	2,100	2,100
Current liabilities	445	267
Net assets	43,138	35,547
Net assets attributable to owners of the Company	43,138	35,547
Group's share of net assets	21,569	17,774
Carrying amount of interest in joint ventures	21,569	17,774
REVENUE	23	14	16
Depreciation, depletion and amortization	(37)	(4)	(3)
Interest income	51	59	65
Interest expense	(57)	(46)	(43)
INCOME TAX EXPENSE		10
Net profit	4,070	1,931	4,612
Total comprehensive income	7,940	2,505	4,502
Group's share of total comprehensive income	3,970	¥ 1,253	2,251
Dividends received by the Group	¥ 175
Mangistau Investment BV [Member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 11,980	¥ 11,642
Current assets	1,211	780
Including: cash and cash equivalents	292	265
Non-current liabilities	3,062	2,740
Including: Non-current financial liabilities	907	892
Current liabilities	567	868
Net assets	9,562	8,814
Net assets attributable to owners of the Company	9,562	8,814
Group's share of net assets	4,781	4,407
Carrying amount of interest in joint ventures	4,781	4,407
REVENUE	15,104	16,085	13,192
Depreciation, depletion and amortization	(883)	(807)	(808)
Interest income	2	5	3
Interest expense	(158)	(154)	(122)
INCOME TAX EXPENSE	(925)	(1,077)	(27)
Net profit	2,818	3,324	1,947
Total comprehensive income	2,978	3,020	1,852
Group's share of total comprehensive income	1,489	1,510	926
Dividends received by the Group	¥ 1,115	¥ 1,650	¥ 2,141